Share-based Compensation - Schedule of Activity (Details) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Management Incentive Unit
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of awards, beginning balance (in shares)	24,112
Number of awards granted (in shares)	469
Number of units exchanged/converted (in shares)	106
Number of units forfeited/repurchased (in shares)	(3,009)
Number of units modification of MIU plan award (in shares)	(21,466)
Number of awards, ending balance (in shares)	0	24,112
Number of units vested (in shares)	0
Share-Based Compensation Arrangement By Share-Based Payment Award, Non Options, Weighted Average Participation Threshold [Roll Forward]
Weighted average grant date fair value, units outstanding (in dollars per share)	$ 0.36
Weighted average participation threshold, granted (in dollars per share)	7.71
Weighted average participation threshold, exchanged/converted (dollars per share)	1.99
Weighted average participation threshold, forfeited/repurchased (in dollars per share)	0.06
Weighted average participation threshold, modification of MIU plan awards (in dollars per share)	0.56
Weighted average grant date fair value, units outstanding (in dollars per share)	$ 0	$ 0.36
Fair value of units outstanding	$ 0	$ 5.45
Appreciation Unit
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of awards, beginning balance (in shares)	819
Number of awards granted (in shares)	53
Number of units exchanged/converted (in shares)	(106)
Number of units forfeited/repurchased (in shares)	(5)
Number of units modification of MIU plan award (in shares)	(973)
Number of awards, ending balance (in shares)	0	819
Number of units vested (in shares)	0
Share-Based Compensation Arrangement By Share-Based Payment Award, Non Options, Weighted Average Participation Threshold [Roll Forward]
Weighted average grant date fair value, units outstanding (in dollars per share)	$ 1.18
Weighted average participation threshold, granted (in dollars per share)	7.71
Weighted average participation threshold, exchanged/converted (dollars per share)	1.99
Weighted average participation threshold, forfeited/repurchased (in dollars per share)	1.63
Weighted average participation threshold, modification of MIU plan awards (in dollars per share)	1.62
Weighted average grant date fair value, units outstanding (in dollars per share)	$ 0	$ 1.18
Fair value of units outstanding	$ 0	$ 5.45